Unaudited Consolidated Statement of Changes in Equity - 9 months ended Sep. 30, 2017 - USD ($) shares in Thousands, $ in Thousands	Total	TTOL	Equity Entities under Common Control	Equity Entities under Common Control TTOL	Common Stock and Additional Paid-in Capital	Common Stock and Additional Paid-in Capital Class A	Common Stock and Additional Paid-in Capital Class B	Common Stock and Additional Paid-in Capital TTOL Class B	Accumulated Deficit	Accumulated Deficit TTOL
Balance at beginning of period at Dec. 31, 2016	$ 932,740		$ 12,116			$ 1,040,669	$ 62,635		$ (182,680)
Balance at beginning of period (shares) at Dec. 31, 2016					159,304
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(56,144)		1,304	$ 1,300					(57,448)
Proceeds from issuance of Class A common stock (note 11)	13,521					$ 13,521
Proceeds from issuance of Class A common stock (note 11) (shares)						5,955
Acquisition of TTOL (note 3)		$ (13,234)		$ (13,420)				$ 25,897		$ (25,711)
Acquisition of TTOL (note 3) (shares)								13,775
Dividends declared	(15,302)								(15,302)
Equity-based compensation (note 11)	847					$ 847
Equity-based compensation (note 11) (shares)					190
Balance at end of period at Sep. 30, 2017	$ 862,428		$ 0			$ 1,055,037	$ 88,532		$ (281,141)
Balance at end of period (shares) at Sep. 30, 2017					179,224